Note 1 - The Company and Basis of Presentation (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May. 14, 2015	May. 09, 2014	Sep. 23, 2014	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Feb. 28, 2015	Nov. 30, 2014	Dec. 31, 2013
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount						$ 5,397,000	$ 5,397,000
Extinguishment of Warrant Liabilities			$ 572,000			573,000	572,000
Conversion of Stock, Shares Issued (in Shares)			3,743,282
Proceeds from Issuance of Private Placement			$ 6,000,000				4,204,000
Debt Conversion, Original Debt, Amount			$ 1,546,000			$ 1,546,000	$ 1,546,000
Stock Issued During Period, Shares, New Issues (in Shares)			11,305,567
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			101,365
Warrant Term			5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			940,189	382,000	2,864,823		382,000	605,556	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.53	$ 0.53			$ 0.53	$ 0.50	$ 0.53
Retained Earnings (Accumulated Deficit)				$ (36,085,000) [1]	$ (44,834,000)		$ (36,085,000) [1]			$ (29,905,000)
Private Placement [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	32,432,432
Warrant Term					5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					940,189
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.53
Share Price (in Dollars per share)	$ 0.37
Proceeds from Issuance of Private Placement, Gross	$ 12,000,000
Proceeds from Issuance of Private Placement, Net	$ 11,040,000
GBS [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		943,596	943,596
Debt Conversion, Original Debt, Amount		$ 1,750,000
Convertible Debt [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount			$ 4,875,000
Accrued Interest [Member] | GBS [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 211,000
Accrued Interest [Member] | Convertible Debt [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount			$ 522,000
Viveve [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)			3,743,282
Percentage of Total Common Stock Attributable to Viveve Capital Stock Converted			62.00%
Payment to Each Non-Accredited Investors For Converted Shares Upon Merger			$ 16,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.